Related Party Transactions	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note T. Related party transactions

Agreement with Izingwe Property Managers (Proprietary) Limited

AngloGold Ashanti entered into an agreement (“Agreement”) with Izingwe Property Managers (Proprietary) Limited (“Izingwe Property”) under which Izingwe Property assists AngloGold Ashanti in the planning, design, development and construction of 200 units of housing in South Africa for employees of AngloGold Ashanti. Izingwe Property’s roles are those of development and project manager and main contractor. The terms of the Agreement, entered into on February 19, 2013, call for payments from AngloGold Ashanti to Izingwe Property in the amount of $6.7 million in consideration for Izingwe Property’s services~~.~~ Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.